CONSOLIDATED STATEMENT OF FINANCIAL POSITION - USD ($)	Dec. 31, 2022	Dec. 31, 2021
NON-CURRENT ASSETS
Property, plant and equipment	$ 666,879,000	$ 614,047,000
Right-of-use assets	37,011,000	21,014,000
Prepayments and other receivables	121,000	148,000
Other financial assets	12,877,000	13,883,000
Deferred income tax asset	18,943,000	14,072,000
TOTAL NON-CURRENT ASSETS	735,831,000	663,164,000
CURRENT ASSETS
Inventories	14,434,000	10,915,000
Trade receivables	71,794,000	70,531,000
Prepayments and other receivables	22,106,000	22,650,000
Derivative financial instrument assets	967,000	126,000
Other financial assets	0	864,000
Cash and cash equivalents	128,843,000	100,604,000
Assets held for sale	0	26,887,000
TOTAL CURRENT ASSETS	238,144,000	232,577,000
TOTAL ASSETS	973,975,000	895,741,000
Equity attributable to owners of the Company
Share capital	58,000	60,000
Share premium	134,798,000	169,220,000
Reserves	61,876,000	83,554,000
Accumulated losses	(81,147,000)	(314,779,000)
TOTAL EQUITY	115,585,000	(61,945,000)
NON-CURRENT LIABILITIES
Borrowings	485,114,000	656,176,000
Lease liabilities	22,051,000	12,513,000
Provisions and other long-term liabilities	51,947,000	62,848,000
Deferred income tax liability	70,123,000	20,947,000
Trade and other payables	0	1,540,000
TOTAL NON-CURRENT LIABILITIES	629,235,000	754,024,000
CURRENT LIABILITIES
Borrowings	12,528,000	17,916,000
Lease liabilities	10,000,000	8,231,000
Derivative financial instrument liabilities	19,000	20,757,000
Current income tax liabilities	65,002,000	8,801,000
Trade and other payables	141,606,000	127,513,000
Liabilities associated with assets held for sale	0	20,444,000
TOTAL CURRENT LIABILITIES	229,155,000	203,662,000
TOTAL LIABILITIES	858,390,000	957,686,000
TOTAL EQUITY AND LIABILITIES	$ 973,975,000	$ 895,741,000